Business and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Business and Summary of Significant Accounting Policies [Abstract]
Schedule of concentration of accounts receivable

Three Months Ended March 31, 2015	Customer	Customer Sales	% of Total Revenue	Accounts Receivable (AR)	% of AR
	1	$47,952	39%	$22,680	32%
	2	$20,100	16%	$8,040	11%
	3	$14,976	12%	$17,784	25%
		$83,028	67%	$48,504	68%

Three Months Ended March 31, 2014	Customer	Customer Sales	% of Total Revenue	Accounts Receivable (AR)	% of AR
	1	$79,056	51%	$25,920	27%
	2	$22,464	14%	$26,208	28%
	3	$17,920	12%	$17,920	19%
		$119,440	77%	$70,048	74%

Year Ended December 31, 2014	Customer	Customer Sales	% of Total Revenue	Accounts Receivable (AR)	% of AR
	1	$222,264	34%	$21,708	24%
	2	$111,200	17%	$-	-%
	3	$67,392	10%	$20,592	22%
		$400,856	61%	$42,300	46%

Year Ended December 31, 2013	Customer	Customer Sales	% of Total Revenue	Accounts Receivable (AR)	% of AR
	1	$191,223	28%	-	-%
	2	$147,420	21%	$15,876	17%
		$338,643	49%	$15,876	17%

Schedule of derrivative liabilities measured and recorded

As of March 31, 2015	Amount	Level 1	Level 2	Level 3
Embedded conversion derivative liability	$184,745	$-	$-	$184,745
Warrant derivatives	3,700	-	-	3,700
	$188,445	$-	$-	$188,445

As of December 31, 2014	Amount	Level 1	Level 2	Level 3
Embedded conversion derivative liability	$297,215	$-	$-	$297,215

	Amount	Level 1	Level 2	Level 3
Embedded conversion derivative liability	$297,215	$-	$-	$297,215

Schedule of derrivative liabilities measured and recorded on recurring basis

Balance at December 31, 2014	$297,215
Fair value of derivative liability at issuance	180,741
Unrealized derivative gain included in other income (expenses)	(289,511)
Balance at March 31, 2015	$188,445

Balance at December 31, 2013	$-
Fair value of embedded conversion derivative liability at issuance	341,897
Unrealized derivative gain included in other expense	44,682
Balance at December 31, 2014	$297,215

Schedule of assumptions used for derivative instruments valued using the Black-Scholes option pricing model

	At March 31, 2015	At Dec 31, 2014
Market value of stock on measurement date	$0.33	$0.48
Risk-free interest rate	0.05%-0.26%	0.04%
Dividend yield	0%	0%
Volatility factor	81%-128%	151%
Term	0.08 to 0.78 year	0.33 year

	At issuance	At Dec 31, 2014
Market value of stock on measurement date	$0.55	$0.48
Risk-free interest rate	0.11%	0.04%
Dividend yield	0%	0%
Volatility factor	64%	151%
Term	1 year	0.33 year